Basis of accounting	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Basis of preparation
Basis of accounting
2.	Basis of preparation

These interim condensed consolidated financial statements for the three and six months ended June 30, 2021 have been prepared in accordance with IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (IASB), and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended December 31, 2020 included in the Form F-4 for the year ended December 31, 2020 as filed with the Securities and Exchange Commission on July 28, 2021. They do not include all the information required for a complete set of financial statements prepared in accordance with International Financial Reporting standards (IFRS) as issued by the IASB. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the annual consolidated financial statements for the year ended December 31, 2020.

These interim condensed consolidated financial statements were authorized for issue by the Group’s Board of Directors on September 10, 2021.

2. Basis of accounting

2.1.	Statement of compliance

These consolidated financial statements are prepared in accordance with the International Financial Reporting standards (IFRS) as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements were authorized for issue by the management of the Company on June 14, 2021.

2.2.	Going concern

The financial position of the Group, its cash flows and liquidity position are described in the primary statements and notes of these consolidated financial statements. In addition, note 26 includes the Group’s policies for managing its liquidity risk.

Despite the uncertainties related to the COVID-19 pandemic, and taking into account significant positive cash inflows from operating activities, management’s assessment of positive revenue trends and principal risks and uncertainties, management has a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, which is at least 12 months from the date when these consolidated financial statements were authorized for issue. Accordingly, they are satisfied that the consolidated financial statements should be prepared on a going concern basis. Please see also Note 28. Management believes that there are no significant uncertainties regarding going concern.

2.3.	Basis of presentation

These consolidated financial statements have been prepared based on historical cost unless disclosed otherwise and are presented in United States Dollars ($) which is the functional currency of the Company. Values are presented in thousands, rounded to the nearest thousand unless indicated otherwise.

2.4.	Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at and for the years ended December 31, 2020 and 2019.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

2. Basis of accounting (continued)

Specifically, the Group controls an investee if and only if the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
●	Exposure, or rights, to variable returns from its involvement with the investee, and
●	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee,
●	Rights arising from other contractual arrangements,
●	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an investee begins when the Group obtains control over the investee and ceases when the Group loses control over the investee. Assets, liabilities, income and expenses of an investee acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date the Group ceases to control the investee. The financial statements of the investees are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full.

2.5.	Changes in accounting policies

The accounting policies adopted are consistent with those followed in the preparation of the Group’s annual financial statements for the year ended December 31, 2019.

During 2020 the Group applied a number of accounting standards effective from January 1, 2020 for the first time, but they do not have a material impact on the Group’s consolidated financial statements.

Standards and interpretations effective for the year ended December 31, 2020:

●	Amendments to References to Conceptual Framework in IFRS Standards
●	Definition of a Business (Amendments to IFRS 3)
●	Definition of Material (Amendments to IAS 1 and IAS 8)
●	Extension of the Temporary Exemption from Applying IFRS 9 (Amendments to IFRS 4)
●	Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)

2. Basis of accounting (continued)

A number of new standards are effective for annual periods beginning after January 1, 2020 and earlier application is permitted; however, the Group has not earlier adopted the new or amended standards in preparing these consolidated financial statements. The following amended standards and interpretations are not expected to have a significant impact on the Group’s financial statements.

Standards issued but not yet effective:

●	COVID-19-Related Rent Concessions (Amendment to IFRS 16)
●	Interest Rate Benchmark Reform — Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
●	Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37)
●	Annual Improvements to IFRS Standards 2018-2020
●	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
●	Reference to the Conceptual Framework (Amendments to IFRS 3)
●	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts
●	Classification of liabilities as current or non-current (Amendments to IAS 1)
●	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)